Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Common Stock Outstanding Roll Forward

	Number of Shares	Amount
Outstanding at December 31, 2016	267,076,495	$2,822.2
Shares issued through:
Acquisition of Richmont Mines Ltd (note 5)	88,398,804	615.3
Equity financing (i)	31,450,000	241.8
Share-based compensation plans	542,250	3.5
Exercise of warrants	332,466	0.5
Flow-through share financing	1,301,535	8.4
Outstanding at December 31, 2017	389,101,550	$3,691.7
Shares issued through:
Share-based compensation plans	1,984,698	12.9
Exercise of warrants	163,955	0.6
Outstanding at December 31, 2018	391,250,203	$3,705.2

Disclosure of number and weighted average exercise prices of share options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2016	9,511,636	$10.87
Granted	578,490	9.62
Conversion of Richmont options to Alamos options (note 5)	2,863,146	3.53
Exercised	(510,673)	6.23
Expired	(2,013,254)	16.42
Outstanding at December 31, 2017	10,429,345	$7.94
Granted	1,009,100	6.56
Exercised	(1,984,698)	2.40
Expired	(2,798,292)	12.70
Outstanding at December 31, 2018	6,655,455	$7.38

Weighted average fair value assumptions used in the Black-Scholes valuation for stock options
The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2018	December 31, 2017
Weighted average share price at grant date (CAD$)	$6.56	$9.62
Risk-free rate	1.88% - 2.06%	0.91% - 1.35%
Expected dividend yield	0.70%	0.70%
Expected stock price volatility (based on historical volatility)	57%	57%
Expected life of option (months)	42 - 84	36 - 84
Weighted average per share fair value of stock options granted (CAD$)	$3.11	$4.27

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2018:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$0.82 - $3.00	213,108	2.67	0.04	213,108	2.67
$3.01 - $7.00	2,668,070	4.97	4.52	1,136,011	4.18
$7.01 - $11.00	3,159,640	8.24	1.66	2,773,982	8.05
$11.01 - $15.00	249,777	13.15	0.67	249,777	13.15
$15.01 - $19.00	364,860	16.42	0.56	364,860	16.42
	6,655,455	$7.38	2.65	4,737,738	$7.79

Stock options outstanding and exercisable by range of exercise prices
Stock options outstanding and exercisable as at December 31, 2018:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$0.82 - $3.00	213,108	2.67	0.04	213,108	2.67
$3.01 - $7.00	2,668,070	4.97	4.52	1,136,011	4.18
$7.01 - $11.00	3,159,640	8.24	1.66	2,773,982	8.05
$11.01 - $15.00	249,777	13.15	0.67	249,777	13.15
$15.01 - $19.00	364,860	16.42	0.56	364,860	16.42
	6,655,455	$7.38	2.65	4,737,738	$7.79

Continuity of the changes in the number of other long-term incentive plans (LTIP) outstanding
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2018 and 2017:

	Restricted share units ("RSU")	Stock appreciation rights ("SAR")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2016	1,410,192	1,489,575	378,345	424,253
Granted	499,560	—	102,260	269,780
Conversion of Richmont units to Alamos units (note 5)	112,774	—	—	—
Forfeited	(171,452)	(316,074)	—	(65,451)
Settled	(350,140)	(117,976)	—	(28,877)
Outstanding units, December 31, 2017	1,500,934	1,055,525	480,605	599,705
Granted	611,717	—	164,808	440,420
Forfeited	(99,939)	(482,533)	—	(56,684)
Settled	(445,016)	(63,800)	—	—
Outstanding units, December 31, 2018	1,567,696	509,192	645,413	983,441

Schedule of Earnings (loss) per share

	For the years ended December 31,
	2018	2017
Net (loss) earnings	($72.6)	$26.6
Weighted average number of common shares outstanding (in thousands)	389,816	305,521
Basic (loss) earnings per share	($0.19)	$0.09

Dilutive effect of potential common share equivalents (in thousands)	—	3,500

Diluted weighted average number of common shares outstanding (in thousands)	389,816	309,021
Diluted (loss) earnings per share	($0.19)	$0.09

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.

	For the years ended December 31,
(in thousands)	2018	2017
Stock options	6,655	2,920
Warrants	5,215	12,232
	11,870	15,152

Schedule of Share Purchase Warrants
The Company has the following share purchase warrants ("Warrants"), outstanding as at December 31, 2018 related to past acquisitions:

	Number of warrants	Common shares issuable	Exercise price	Expiry date
	(000s)	(000s)	CAD
AGI.WT.A	5,215	5,215	$10.00	January 7, 2019
	5,215	5,215